Average Annual Total Returns{- Fidelity Global Commodity Stock Fund} - 10.31 Fidelity Global Commodity Stock Fund - AMCIZ PRO-14 - Fidelity Global Commodity Stock Fund	Fidelity Advisor Global Commodity Stock Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Commodity Stock Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Global Commodity Stock Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Global Commodity Stock Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Global Commodity Stock Fund: Class Z Return Before Taxes Inception Date	MS159 Past 1 year	MS159 Past 5 years	MS159 Past 10 years	MS404 Past 1 year	MS404 Past 5 years	MS404 Past 10 years
Total	(0.33%)	9.28%	(1.59%)	(0.55%)	8.93%	(1.85%)	0.11%	7.39%	(1.15%)	1.70%	9.46%	(1.65%)	3.94%	9.76%	(1.75%)	6.08%	10.98%	(0.69%)	6.22%		1.68%	[1]	Oct. 02, 2018	16.68%	12.70%	9.55%	(0.11%)	9.65%	(0.71%)

[1]	(a)Since inception October 2, 2018.